Consolidated Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 27.7%
Communication Services 1.2%
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	2,963,490
Discovery Communications LLC, 3.45%, 3/15/2025	2,000,000	1,957,187
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	333,333	329,077
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	125,981
Meituan, 144A, 2.125%, 10/28/2025	720,000	682,070
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026 (a)	1,080,000	1,011,662
Sprint LLC, 7.625%, 3/1/2026	1,670,000	1,725,342
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	943,762
T-Mobile U.S.A., Inc., 3.5%, 4/15/2025	5,000,000	4,902,144
		14,640,715
Consumer Discretionary 3.0%
Aptiv PLC, 2.396%, 2/18/2025	2,780,000	2,698,513
AutoZone, Inc., 4.5%, 2/1/2028	2,610,000	2,569,511
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,594,135
Dollar General Corp., 4.25%, 9/20/2024	1,580,000	1,568,577
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,308,415
5.8%, 3/5/2027	1,450,000	1,455,362
6.798%, 11/7/2028	1,270,000	1,325,594
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,891,510
144A, 5.95%, 9/21/2026	4,000,000	4,046,486
KFC Holding Co., 144A, 4.75%, 6/1/2027	540,000	525,068
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,127,860
Marriott International, Inc.:
4.875%, 5/15/2029	1,960,000	1,940,106
5.45%, 9/15/2026	560,000	562,843
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	740,000	759,876
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,459,820
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,427,987
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026 (a)	4,000,000	4,077,508
		35,339,171
Consumer Staples 0.5%
Campbell Soup Co., 5.2%, 3/19/2027	1,060,000	1,062,470
Constellation Brands, Inc., 5.0%, 2/2/2026	1,600,000	1,589,472
Coty, Inc., 144A, 5.0%, 4/15/2026	1,249,000	1,230,369
JBS U.S.A. Lux SA, 2.5%, 1/15/2027	960,000	884,910
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,740,000	1,696,813
		6,464,034
Energy 1.9%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,041,824

Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	749,438
3.9%, 2/1/2025	2,150,000	2,119,106
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	770,000	778,414
DCP Midstream Operating LP, 5.375%, 7/15/2025	2,440,000	2,430,831
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	2,270,000	2,288,401
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,436,400
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,989,166
ONEOK, Inc., 5.0%, 3/1/2026	3,000,000	2,981,469
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,206,043
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,194,134
		22,215,226
Financials 11.5%
AerCap Ireland Capital DAC, 2.45%, 10/29/2026	2,110,000	1,959,472
Aircastle Ltd.:
144A, 5.25%, 8/11/2025	2,000,000	1,982,325
144A, 6.5%, 7/18/2028	1,700,000	1,734,100
American Express Co., 3.375%, 5/3/2024	2,740,000	2,734,149
Ares Capital Corp., 7.0%, 1/15/2027	3,040,000	3,127,367
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,271,011
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,513,023
Avolon Holdings Funding Ltd., 144A, 6.375%, 5/4/2028	2,670,000	2,723,909
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,056,496
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	975,337
Bank of Nova Scotia, 5.35%, 12/7/2026	5,000,000	5,025,454
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,030,759
Blackstone Private Credit Fund, 144A, 7.3%, 11/27/2028	1,500,000	1,563,901
BPCE SA, 144A, 2.375%, 1/14/2025	300,000	292,078
Capital One Financial Corp.:
4.985%, 7/24/2026	3,230,000	3,209,171
7.149%, 10/29/2027	1,940,000	2,018,979
Citizens Bank NA, 4.119%, 5/23/2025	2,000,000	1,992,214
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,050,000	2,006,815
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	962,454
Danske Bank AS, 144A, 6.466%, 1/9/2026	5,000,000	5,018,155
HSBC Holdings PLC, 7.336%, 11/3/2026	3,000,000	3,086,491
ING Groep NV, 3.55%, 4/9/2024	3,950,000	3,948,306
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	890,000	906,252
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,060,000	2,097,040
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,770,654
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,837,182
Lloyds Banking Group PLC:
4.716%, 8/11/2026	1,440,000	1,422,752
5.985%, 8/7/2027	1,140,000	1,150,739
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	1,950,000	1,959,852
Macquarie Group Ltd., 144A, SOFR + 0.92%, 6.284% (b), 9/23/2027	6,000,000	5,979,762
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,117,996
Morgan Stanley:
3.62%, 4/17/2025	6,000,000	5,993,299
SOFR + 0.509%, 5.86% (b), 1/22/2025	6,000,000	6,003,600
Nasdaq, Inc., 5.65%, 6/28/2025	670,000	672,095
NatWest Group PLC, 5.583%, 3/1/2028	1,280,000	1,286,443
NatWest Markets PLC, 144A, 0.8%, 8/12/2024	1,000,000	982,360
Nomura Holdings, Inc.:
2.648%, 1/16/2025 (a)	2,495,000	2,436,233
5.099%, 7/3/2025	3,000,000	2,980,593
Pacific Life Global Funding II, 144A, SOFR + 0.86%, 6.222% (b), 6/16/2025	2,000,000	2,012,838

Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	2,227,000	2,037,202
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	983,750
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,610,701
144A, 5.519%, 1/19/2028	3,000,000	2,979,365
Standard Chartered PLC:
144A, 1.822%, 11/23/2025	1,010,000	982,586
144A, 6.17%, 1/9/2027 (a)	2,120,000	2,138,458
144A, 7.776%, 11/16/2025	1,560,000	1,577,447
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	938,259
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 5.802% (b), 9/16/2024	2,240,000	2,241,601
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,039,907
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	990,869
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,925,607
Truist Financial Corp., 6.047%, 6/8/2027	5,000,000	5,067,485
UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,332,648
		137,687,541
Health Care 1.7%
Bayer U.S. Finance LLC, 144A, 6.125%, 11/21/2026	1,500,000	1,512,400
Bristol-Myers Squibb Co., 4.9%, 2/22/2027	1,200,000	1,202,687
CVS Health Corp., 3.875%, 7/20/2025	2,858,000	2,804,233
Humana, Inc., 5.7%, 3/13/2026	6,000,000	5,991,744
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	368,041
Smith & Nephew PLC, 5.15%, 3/20/2027	1,990,000	1,989,550
Solventum Corp., 144A, 5.45%, 2/25/2027	3,690,000	3,702,743
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,205,000	1,166,530
6.0%, 4/15/2024	1,525,000	1,523,139
		20,261,067
Industrials 1.4%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,275,674
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,205,000	1,168,852
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	302,934	299,853
HEICO Corp., 5.25%, 8/1/2028	2,970,000	2,987,903
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,118,331
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,160,000	1,172,871
Penske Truck Leasing Co. LP:
144A, 1.2%, 11/15/2025	3,155,000	2,943,227
144A, 1.7%, 6/15/2026	3,000,000	2,766,829
144A, 4.4%, 7/1/2027	1,960,000	1,907,879
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	265,000	264,516
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	375,243
		16,281,178
Information Technology 2.6%
Concentrix Corp., 6.65%, 8/2/2026	6,220,000	6,267,570
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,121,530
Global Payments, Inc.:
1.5%, 11/15/2024	4,290,000	4,180,854
4.95%, 8/15/2027	920,000	912,645
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,032,954
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,206,273

Microchip Technology, Inc.:
0.983%, 9/1/2024	1,570,000	1,538,111
4.25%, 9/1/2025	170,000	167,209
5.05%, 3/15/2029	1,330,000	1,330,200
NXP BV, 4.4%, 6/1/2027	1,370,000	1,343,078
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,426,067
Workday, Inc., 3.5%, 4/1/2027 (a)	1,430,000	1,369,314
		30,895,805
Materials 1.7%
Albemarle Corp., 4.65%, 6/1/2027	2,220,000	2,178,599
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	890,000	887,903
Chemours Co., 5.375%, 5/15/2027	1,250,000	1,198,329
Glencore Funding LLC, 144A, 1.625%, 9/1/2025	1,385,000	1,310,867
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,480,715
REG S, 4.75%, 5/15/2025	500,000	493,571
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,841,917
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,386,537
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,509,796
Newmont Corp., 144A, 5.3%, 3/15/2026	980,000	982,412
Nucor Corp., 2.0%, 6/1/2025	635,000	610,306
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,813,235
		19,694,187
Real Estate 1.1%
American Tower Corp., (REIT), 2.4%, 3/15/2025	2,770,000	2,685,347
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	3,600,000	3,366,687
(REIT), 1.25%, 7/15/2025	690,000	652,670
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	774,206
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,580,000	2,570,895
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	228,553
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,797,536
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	140,000	136,928
144A, (REIT), 4.625%, 6/15/2025	330,000	324,939
		13,537,761
Utilities 1.1%
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,280,000	4,288,758
CenterPoint Energy, Inc., SOFR + 0.65%, 6.004% (b), 5/13/2024	1,636,000	1,636,196
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,124,897
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,445,930
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	903,656
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	810,000	813,081
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,318,286
		13,530,804
Total Corporate Bonds (Cost $333,796,003)		330,547,489

Asset-Backed 7.8%
Automobile Receivables 3.0%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	630,484	622,594
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	740,339

Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	1,255,838	1,238,965
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,324,727
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,020,978
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,668,000	1,634,181
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	3,000,000	2,954,107
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	418,020
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	1,388,708	1,397,924
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	611,935	610,584
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	543,865	530,936
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	409,214	402,151
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	1,170,493	1,150,874
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	3,370,000	3,351,348
Hertz Vehicle Financing III LLC, “C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	548,000	526,506
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,951,628
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	4,500,000	4,393,899
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	141,957	137,792
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	638,805	619,547
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	113,565	110,116
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	101,172	100,103
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	80,525	79,099
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	165,985	164,233
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	93,946	92,586
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	41,860	41,503
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,549,799
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	1,350,000	1,325,544
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	1,300,000	1,276,278
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	668,569	664,836
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	155,372	153,140
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	104,876	103,726
Santander Consumer Auto Receivables Trust, “B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	318	318
Santander Drive Auto Receivables Trust:
“C”, Series 2022-1, 2.56%, 4/17/2028	1,200,000	1,177,384
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	864,498
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,520,703
		35,250,966
Credit Card Receivables 0.6%
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,883,120
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,973,209
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,690,417
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	846,516
		7,393,262
Miscellaneous 4.2%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	400,000	392,964
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,348,000	1,333,335

Barings CLO Ltd., “BR”, Series 2015-IA, 144A, 90-day average SOFR + 1.662%, 6.979% (b), 1/20/2031	2,000,000	2,000,088
BlueMountain Fuji U.S. CLO II Ltd., “A1B”, Series 2017-2A, 144A, 90-day average SOFR + 1.612%, 6.929% (b), 10/20/2030	4,000,000	3,992,320
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,751,947	2,421,450
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,447,524
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,387,500	2,310,547
Domino's Pizza Master Issuer LLC, “A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	3,790,000	3,686,849
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	421,012	428,594
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	200,752	192,027
Madison Park Funding XXIX Ltd., “A2”, Series 2018-29A, 144A, 90-day average SOFR + 1.712%, 7.01% (b), 10/18/2030	2,500,000	2,499,922
Madison Park Funding XXVI Ltd., “AR”, Series 2017-26A, 144A, 90-day average SOFR + 1.462%, 6.781% (b), 7/29/2030	3,435,481	3,439,411
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	168,854	156,987
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	124,205	116,403
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	346,910	327,406
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	124,205	117,710
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	425,647	413,324
Neuberger Berman Loan Advisers CLO Ltd.:
“A2”, Series 2018-29A, 144A, 90-day average SOFR + 1.662%, 6.971% (b), 10/19/2031	3,000,000	2,988,678
“B”, Series 2018-27A, 144A, 90-day average SOFR + 1.662%, 6.976% (b), 1/15/2030	5,250,000	5,251,848
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	944,735
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	995,555	920,342
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	338,887	324,836
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	491,478
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	220,429	211,720
Venture XXX CLO Ltd., “A2”, Series 2017-30A, 144A, 90-day average SOFR + 1.612%, 6.926% (b), 1/15/2031	10,000,000	9,975,760
Voya CLO Ltd., “A1RR”, Series 2014-2A, 144A, 90-day average SOFR + 1.282%, 6.598% (b), 4/17/2030	1,581,000	1,581,823
		49,968,081
Total Asset-Backed (Cost $94,214,294)		92,612,309

Commercial Mortgage-Backed Securities 5.3%
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.053% (b), 6/15/2035	6,000,000	5,895,000
BAMLL Commercial Mortgage Securities Trust:
“A”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.147%, 6.473% (b), 9/15/2034	950,000	950,000
“B”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.447%, 6.773% (b), 9/15/2034	9,200,000	9,177,000
“C”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.647%, 6.973% (b), 9/15/2034	130,000	129,350
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.779% (b), 10/15/2034	1,500,000	1,497,656
BPR Trust:
“B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.59% (b), 9/15/2038	506,000	499,740
“C”, Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.14% (b), 9/15/2038	340,000	335,822

BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.671% (b), 4/15/2034	6,500,000	6,490,692
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.139% (b), 10/15/2037	1,344,000	1,332,660
BX Trust, “D”, Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.335% (b), 10/15/2036	1,725,000	1,690,500
BXP Trust:
“A”, Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.223% (b), 11/15/2034	730,000	680,832
“B”, Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.473% (b), 11/15/2034	6,210,000	5,294,933
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,970,252	1,811,961
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	923,038
“B”, Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.69% (b), 10/15/2037	2,756,000	2,676,213
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	917,248
FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K058, Interest Only, 0.907% (b), 8/25/2026	21,911,314	383,919
Hilton Orlando Trust, “A”, Series 2018-ORL, 144A, 30-day average SOFR + 1.067%, 6.392% (b), 12/15/2034	3,500,000	3,497,812
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.785% (b), 11/15/2036	4,326,923	4,294,471
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	902,112
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.582% (b), 6/15/2035	4,380,267	4,083,197
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 30-day average SOFR + 1.501%, 6.819% (b), 7/15/2035	2,353,200	2,344,375
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (b), 11/15/2032	2,000,000	1,602,994
One New York Plaza Trust, “AJ”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.69% (b), 1/15/2036	2,378,000	2,271,266
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.44% (b), 7/15/2038	2,363,000	1,896,849
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.096% (b), 11/15/2036	500,000	494,844
UBS Commercial Mortgage Trust, “XA”, Series 2017-C1, Interest Only, 1.515% (b), 6/15/2050	26,919,177	960,261
Wells Fargo Commercial Mortgage Trust:
“A2”, Series 2016-C34, 2.603%, 6/15/2049	97,325	97,078
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	65,147	64,081
Total Commercial Mortgage-Backed Securities (Cost $64,887,750)		63,195,904

Collateralized Mortgage Obligations 1.7%
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,166,600	1,017,561
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	246,558	213,187
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	188,707	163,497
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	577,150	469,897
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,844,735	1,499,343
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,253,691	1,033,420
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.97% (b), 12/25/2041	500,000	502,154
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.42% (b), 3/25/2042	250,000	259,822
Ellington Financial Mortgage Trust, “A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,305,736	1,817,908
Fontainebleau Miami Beach Trust, “A”, Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,952,424

Freddie Mac Structured Agency Credit Risk Debt Notes, “M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.12% (b), 11/25/2041	1,200,000	1,206,821
FWD Securitization Trust, “A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	544,994	499,777
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	652,328	535,678
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	92,462	85,178
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,119,463	954,935
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,320,330	1,083,110
JPMorgan Chase Bank NA, “M1”, Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.694% (b), 10/25/2057	1,316,095	1,316,873
JPMorgan Mortgage Trust, “A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	885,619	786,426
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	172,593	161,396
“A2”, Series 2021-NQM2, 144A, 1.317%, 11/25/2064	489,385	419,473
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	396,492	339,615
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	331,529	307,093
Towd Point Mortgage Trust, “M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,308,902
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	341,790	303,785
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	619,845	587,110
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	10,738	10,671
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	16,739	16,530
Total Collateralized Mortgage Obligations (Cost $22,236,612)		19,852,586

Government & Agency Obligations 32.2%
Other Government Related (c) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,486,012
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	496,620
Vnesheconombank, 144A, 6.025%, 7/5/2022* (d)	1,500,000	0
		2,982,632
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,895,000	1,841,068
U.S. Treasury Obligations 31.8%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.425% (b), 7/31/2025 (e)	60,000,000	59,973,294
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.47% (b), 10/31/2025 (e)	60,000,000	60,017,863
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 5.545% (b), 1/31/2026 (e)	63,000,000	63,065,529
U.S. Treasury Notes:
0.375%, 4/15/2024	25,000,000	24,952,374
0.375%, 7/15/2024	50,000,000	49,292,480
0.375%, 9/15/2024	50,000,000	48,913,086
0.5%, 3/31/2025	25,000,000	23,909,039
2.5%, 5/31/2024	50,000,000	49,770,010
		379,893,675
Total Government & Agency Obligations (Cost $388,226,723)		384,717,375

Short-Term U.S. Treasury Obligations 1.7%
U.S. Treasury Bills:
5.211% (f), 7/23/2024	8,000,000	7,869,014
5.297% (f), 4/18/2024 (e) (g)	10,000,000	9,975,144
5.297% (f), 4/18/2024	3,000,000	2,992,543
Total Short-Term U.S. Treasury Obligations (Cost $20,836,810)		20,836,701

	Contracts/ Notional Amount	Value ($)

Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts
Brent Crude Oil Futures, Expiration Date 10/28/2024, Strike Price $95 (Cost $3,320,000)	800 800,000	1,528,000

	Shares	Value ($)

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (h) (i) (Cost $2,201,350)	2,201,350	2,201,350

Cash Equivalents 15.7%
DWS Central Cash Management Government Fund, 5.36% (h)	125,653,803	125,653,803
DWS ESG Liquidity Fund "Capital Shares", 5.42% (h)	61,844,202	61,825,649
Total Cash Equivalents (Cost $187,491,938)		187,479,452

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,117,211,480)	92.4	1,102,971,166
Other Assets and Liabilities, Net	7.6	90,842,236
Net Assets	100.0	1,193,813,402
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 6/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (h) (i)
1,764,716	436,634 (j)	—	—	—	5,611	—	2,201,350	2,201,350
Cash Equivalents 15.7%
DWS Central Cash Management Government Fund, 5.36% (h)
228,703,308	839,096,904	942,146,409	—	—	6,795,026	—	125,653,803	125,653,803
DWS ESG Liquidity Fund "Capital Shares", 5.42% (h)
59,371,779	2,454,339	—	—	(469)	2,443,209	—	61,844,202	61,825,649
289,839,803	841,987,877	942,146,409	—	(469)	9,243,846	—	189,699,355	189,680,802

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $2,138,714, which is 0.2% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Investment was valued using significant unobservable inputs.

(e)	At March 31, 2024, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At March 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At March 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	12/16/2024	440	48,250,074	45,435,245	(2,814,829)
LME Primary Aluminium Futures	USD	4/15/2024	175	9,865,625	10,092,775	227,150
Total net unrealized depreciation						(2,587,679)
At March 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Nickel Futures	USD	12/16/2024	440	77,261,262	45,435,245	31,826,017
LME Primary Aluminium Futures	USD	4/15/2024	175	9,865,625	10,092,775	(227,150)
Total net unrealized appreciation						31,598,867

At March 31, 2024, open written option contracts were as follows:
Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Notional Amount ($)	Premiums Received ($)	Value ($)	Unrealized Appreciation ($)
Call Options
Brent Crude Oil Futures	800	10/28/2024	115.0	800,000	1,108,000	(368,000)	740,000
Put Options
Brent Crude Oil Futures	800	10/28/2024	58.0	800,000	2,516,000	(480,000)	2,036,000
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At March 31, 2024, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
Barclays Commodity Strategy 1673/BXCS1673	4/15/2024	Barclays Bank PLC	9,020,000	(0.28%)	At Expiration	325,862
Barclays Commodity Strategy 1721/BXCS1721	4/15/2024	Barclays Bank PLC	66,910,000	(0.40%)	At Expiration	204,845
Barclays Commodity Strategy 1750/BXCS1750	4/15/2024	Barclays Bank PLC	24,470,000	—	At Expiration	174,142
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	4/15/2024	Barclays Bank PLC	33,300,000	—	At Expiration	(224,837)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	4/15/2024	JPMorgan Chase Securities, Inc.	63,926,000	(0.11%)	At Expiration	348,642
Bloomberg Commodity Index 6 Month Forward/BCOMF6	4/15/2024	JPMorgan Chase Securities, Inc.	45,661,000	(0.13%)	At Expiration	281,211
Bloomberg Commodity Index/BCOM	4/15/2024	Royal Bank of Canada	28,839,000	(0.14%)	At Expiration	117,669
Bloomberg Commodity Index/BCOM	4/15/2024	Goldman Sachs & Co.	80,748,000	(0.09%)	At Expiration	331,459
Bloomberg Commodity Index/BCOM	4/15/2024	Macquarie Bank Ltd.	48,065,000	(0.12%)	At Expiration	196,589
Bloomberg Commodity Index/BCOM	4/15/2024	JPMorgan Chase Securities, Inc.	73,058,000	(0.09%)	At Expiration	299,892
Bloomberg Commodity Index/BCOM	4/15/2024	Morgan Stanley	48,065,000	(0.12%)	At Expiration	196,589
Bloomberg Commodity Index/BCOM	4/15/2024	Canadian Imperial Bank of Commerce	38,452,000	(0.13%)	At Expiration	157,082
Bloomberg Commodity Index/BCOM	4/15/2024	Societe Generale	87,477,000	(0.09%)	At Expiration	359,080
Bloomberg Commodity Index/BCOM	4/15/2024	Barclays Bank PLC	48,065,000	(0.11%)	At Expiration	196,826
Bloomberg Copper Subindex/BCOMHG	4/15/2024	Merrill Lynch International Ltd.	10,000,000	(0.10%)	At Expiration	(95,660)
Bloomberg WTI Crude Oil Index/BCOMCL	4/15/2024	Goldman Sachs & Co.	10,000,000	(0.08%)	At Expiration	300,563
BNP Paribas Commodity C100 Index/BCKTC100	4/15/2024	BNP Paribas	169,265,000	(0.334%)	At Expiration	547,646

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	4/15/2024	Merrill Lynch International Ltd.	67,656,000	—	At Expiration	(197,332)
Citi Commodities Gold Call Ratio Index/CICXGCCR	4/15/2024	Citigroup, Inc.	32,380,000	—	At Expiration	7,472
Citi Custom CiVICS 7 Excess Return/CVICSER7	4/15/2024	Citigroup, Inc.	386,476,000	(0.17%)	At Expiration	2,486,662
Goldman Sachs Brent Vol Carry 05/GSVLBR05	4/15/2024	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	328,505
Goldman Sachs Commodity COT Strategy 1099/ABGS1099	4/15/2024	Goldman Sachs & Co.	55,870,000	(0.35%)	At Expiration	34,117
Goldman Sachs Commodity COT Strategy 1193/ABGS1193	4/15/2024	Goldman Sachs & Co.	26,916,000	(0.086%)	At Expiration	95,034
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	4/15/2024	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	163,826
Goldman Sachs Gold Vol Carry Index 04/GSVLGC04	4/15/2024	Goldman Sachs & Co.	8,950,000	(0.35%)	At Expiration	(24,793)
JPMorgan JPDRXBA1 Index/JPDRXBA1	4/15/2024	JPMorgan Chase Securities, Inc.	102,844,000	(0.10%)	At Expiration	8,123
JPMorgan JPDRXDA1 Index/JPDRXDA1	4/15/2024	JPMorgan Chase Securities, Inc.	62,748,000	(0.10%)	At Expiration	11,683
JPMorgan JSRVN1 Index/JSRVN1	4/15/2024	JPMorgan Chase Securities, Inc.	40,450,000	(0.25%)	At Expiration	282,077
JPMorgan Liquid Commodity Curve Value Long Only Index/JMABCCVL	4/15/2024	JPMorgan Chase Securities, Inc.	49,600,000	(0.35%)	At Expiration	411,811
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	4/15/2024	JPMorgan Chase Securities, Inc.	65,810,000	(0.35%)	At Expiration	176,916
Macquarie Vol Product 2CL2/VMAC2CL2	4/15/2024	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	247,013
Macquarie Vol Product 3GC1/VMAC3GC1	4/15/2024	Macquarie Bank Ltd.	5,610,000	(0.10%)	At Expiration	1,066
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	4/15/2024	Merrill Lynch International Ltd.	2,440,000	(0.35%)	At Expiration	26,138
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	4/15/2024	Merrill Lynch International Ltd.	57,677,000	(0.14%)	At Expiration	235,334
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	4/15/2024	Goldman Sachs & Co.	26,916,000	(0.35%)	At Expiration	124,421
Morgan Stanley MSCBDF11 Index/MSCBDF11	4/15/2024	Morgan Stanley	4,000,000	(0.07%)	At Expiration	0
Morgan Stanley MSCBVB20 Index/MSCBVB20	4/15/2024	Morgan Stanley	20,010,000	(0.45%)	At Expiration	(679,636)
RBC Enhanced Commodity 21VW Index/RBCE21VW	4/15/2024	Royal Bank of Canada	42,770,000	(0.20%)	At Expiration	60,429

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
RBC Enhanced Commodity CC3V Index/RBCSCC3V	4/15/2024	Royal Bank of Canada	34,940,000	(0.15%)	At Expiration	(110,220)
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	4/15/2024	Royal Bank of Canada	11,480,000	(0.35%)	At Expiration	76,455
SG RBD Index/SGCORBD	4/15/2024	Societe Generale	31,040,000	(0.35%)	At Expiration	139,973
SGI Commodity Dynamic Alpha Index/SGICCODA	4/15/2024	Societe Generale	37,650,000	(0.25%)	At Expiration	43,029
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	4/15/2024	Societe Generale	43,510,000	(0.17%)	At Expiration	17,716
Societe Generale Commodity Index/SGCOM11S	4/15/2024	Societe Generale	33,645,000	(0.13%)	At Expiration	165,091
Societe Generale M Po 3 U Index/SGCOL45E	4/15/2024	Societe Generale	13,458,000	(0.16%)	At Expiration	70,225
UBS Custom Commodity Index/UBSIB163	4/15/2024	UBS AG	86,595,500	(0.268%)	At Expiration	1,298,358

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	67,290,000	38.8	360,367
Bloomberg Corn Subindex	BCOMCN	14,699,000	8.5	279,443
Bloomberg Gold Subindex	BCOMGC	(8,420,000)	5.0	(189,637)
Bloomberg Kansas City Wheat Subindex	BCOMKW	13,224,000	7.6	241,465
Bloomberg Aluminum Subindex	BCOMAL	14,437,000	8.3	540,646
Bloomberg ULS Diesel Subindex	BCOMHO	(32,395,000)	18.7	750,844
Bloomberg WTI Crude Oil Subindex	BCOMCL	(22,726,000)	13.1	(684,770)
UBS Custom Commodity Index/UBSIB163				1,298,358

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS DBAM Basket 3 Custom Basket/UBSIB165	4/15/2024	UBS AG	13,000,000	(0.168%)	At Expiration	0

Index Description	Ticker	Notional Amount ($)	Index Weight (%)
Bloomberg Wheat Subindex	BCOMWH	673,000	2.6
Bloomberg Corn Subindex	BCOMCN	(403,800)	1.7
Bloomberg Soybean Subindex	BCOMSY	673,000	2.6
Bloomberg Soybean Meal Subindex	BCOMSM	673,000	2.6
Bloomberg Soybean Oil Subindex	BCOMBO	(538,400)	2.1
Bloomberg Cotton Subindex	BCOMCT	(807,500)	3.1
Bloomberg Sugar Subindex	BCOMSB	538,400	2.1
Bloomberg Coffee Subindex	BCOMKC	(807,500)	3.1

Index Description	Ticker	Notional Amount ($)	Index Weight (%)
Bloomberg Lean Hogs Subindex	BCOMLH	134,600	0.5
Bloomberg Live Cattle Subindex	BCOMLC	(134,600)	0.5
Bloomberg Brent Crude Subindex	BCOMCO	3,998,600	15.3
Bloomberg WTI Crude Oil Subindex	BCOMCL	(3,635,000)	14.0
Bloomberg Unleaded Gas Subindex	BCOMRB	363,500	1.4
Bloomberg Low Sulphur Gas Oil Gas Subindex	BCOMGO	(2,544,500)	9.8
Bloomberg ULS Diesel Subindex	BCOMHO	2,181,000	8.4
Bloomberg Natural Gas Subindex	BCOMNG	(363,500)	1.4
Bloomberg Gold Subindex	BCOMGC	(1,694,400)	6.5
Bloomberg Silver Subindex	BCOMSI	1,694,300	6.5
Bloomberg Platinum Subindex	BCOMPL	376,500	1.4
Bloomberg Palladium Subindex	BCOMPA	(564,800)	2.2
Bloomberg Alluminum Subindex	BCOMAL	1,129,400	4.3
Bloomberg Copper Subindex	BCOMHG	564,700	2.2
Bloomberg Nickel Subindex	BCOMNI	(376,500)	1.4
Bloomberg Zinc Subindex	BCOMZS	(1,129,500)	4.3

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Total net unrealized appreciation						9,217,093

†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2024, the Fund held $247,558,683 in the Subsidiary, representing 20.4% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$330,547,489	$—	$330,547,489
Asset-Backed (a)	—	92,612,309	—	92,612,309
Commercial Mortgage-Backed Securities	—	63,195,904	—	63,195,904
Collateralized Mortgage Obligations	—	19,852,586	—	19,852,586
Government & Agency Obligations (a)	—	384,717,375	0	384,717,375
Short-Term U.S. Treasury Obligations	—	20,836,701	—	20,836,701
Call Options Purchased	1,528,000	—	—	1,528,000
Short-Term Investments (a)	189,680,802	—	—	189,680,802
Derivatives (b)
Futures Contracts	32,053,167	—	—	32,053,167
Commodity-Linked Swap Contracts	—	10,549,571	—	10,549,571
Total	$223,261,969	$922,311,935	$0	$1,145,573,904

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,041,979)	$—	$—	$(3,041,979)
Written Options	(848,000)	—	—	(848,000)
Commodity-Linked Swap Contracts	—	(1,332,478)	—	(1,332,478)
Total	$(3,889,979)	$(1,332,478)	$—	$(5,222,457)
During the period ended March 31, 2024, the amount of transfers between Level 2 and Level 3 was $94,005. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, commodity- linked swap contracts and written options, at value.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Options	Swap Contracts	Futures Contracts
Commodity Contracts	$984,000	$9,217,093	$29,011,188

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECSF-PH3
R-080548-2 (1/25)